Mid-Cap Equity Index Fund
Mid-Cap Equity Index Fund May 1, 2013
Investment Objective.
The Fund seeks investment results that correspond to the investment performance of the S&P MidCap 400® Index.
Fees and Expenses of the Fund.
The table below describes the fees and expenses you may pay if you buy and hold Fund shares. Wire transfer charge for redemptions with proceeds less than $5,000.00 $0 - $50
Shareholder Fees (fees paid directly from your investment) N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class
Management Fees		0.13%
Other Expenses	[1]	0.57%
Total Annual Fund Operating Expenses		0.70%
Expense Reimbursement		(0.57%)
Net Expenses		0.13%
[1]	The Adviser contractually agreed beginning as of April 1, 2002 to limit the Fund's total operating expenses (excluding taxes, brokerage commissions, extraordinary expenses and other fees related to portfolio transactions) to its investment management fees. This contractual obligation continues in effect until April 30, 2014, and will continue for each succeeding 12 month period thereafter, unless either the Investment Company gives not less than 30 days' notice of termination to the Adviser or the Adviser gives written notice of termination to the Investment Company within a 45 calendar day period prior to the next May 1.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes: (a) that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods, (b) all dividends and distributions are reinvested, (c) a 5% return each year and (d) operating expenses remain the same.

Although your actual costs may be higher or lower, your cost based on these assumptions would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Mid-Cap Equity Index Fund Mid-Cap Equity Index Fund Class	13	226	396	902

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the Fund's most recently completed fiscal year, the Fund's portfolio turnover rate was 17.38% of the average value of its portfolio.

Principal Investment Strategies.

The Fund invests primarily in the 400 common stocks included in the S&P MidCap 400® Index to replicate, to the extent practicable, the weightings of such stocks in the Index. The Fund also purchases futures contracts on the S&P MidCap 400® Index.

•  Substantially all of the Fund's total assets are invested in securities included in the S&P MidCap 400® Index.

•  Securities in the S&P MidCap 400® Index are generally issued by companies with mid-sized market capitalizations.

Principal Investment Risks.

An investment in the Fund is subject to the following risks which are described in more detail in the Prospectus.

*  General risk: The Fund may not achieve its investment objective. An investment in the Fund could decline in value, and you could lose money by investing in the Fund.

•  Company risk: The price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. The prices of equity securities of smaller companies may fluctuate more than for more established companies. The equity securities of smaller companies may not be traded as often as for larger companies, therefore it may be difficult to trade securities at a desirable price. Investments in companies with small market capitalizations generally offer greater opportunities for appreciation, but are associated with more risks than for established companies.

•  Market risk: The risk that prices of securities will go down because of the interplay of market forces may affect a single issuer, industry or sector of the economy or may affect the market as a whole.

•  Mid-Cap risk: Mid-cap stocks experience more market risk and sharper price fluctuations than for large-cap stocks due to the fact that the earnings of mid-size companies tend to be less predictable and the stocks are traded less frequently. At times it may be difficult for a Fund to sell mid-cap stocks at a price equal to their value.

•  Options and Futures risk: Securities held in the Fund may not be exactly the same as securities in the underlying options or futures contracts and as a result the price of the securities being hedged may not move in the same amount or direction as the underlying index, securities or debt obligation. When the Fund purchases an option, it may lose the entire premium plus costs. When an option is exercised the Fund may be required to sell the security at a price below its market value.

•  Stock risk: The value of your investment will go up or down, depending on movements in the stock markets. The investment results may be better or worse than the results for the stock markets taken as a whole, or than the results of other funds that invest in the same types of securities. It may be more difficult for the Fund to sell a small capitalization stock or any stock that trades "over-the-counter", than a larger capitalization stock or stocks that trade on a national or regional stock exchange.

Performance/Annual Return.

The bar chart and table below show the annual return and average annual returns of the Fund.

Below the bar chart are the Fund's highest and lowest total returns for any calendar quarter during the period covered by the chart, showing the volatility of the Fund's total returns. The numbers in parentheses are negative, representing a loss of principal.

The information indicates some of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one five, and ten years compare to those of a broad-based, unmanaged index for those periods. A fund's past performance does not necessarily indicate how it will perform in the future.

Updated performance information is available at no cost online at http://www.institutionalfunds.com or by calling 1-800-914-8716.

Best and Worst Performing Quarters
	Quarter/Year	Total Return
Best	Third quarter 2009	19.91%
Worst	Fourth quarter 2008	(25.52)%

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Returns Mid-Cap Equity Index Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Inception Date
Mid-Cap Equity Index Fund Class	17.89%	5.00%	10.38%	Sep. 01, 2000
After Taxes on Distributions Mid-Cap Equity Index Fund Class	16.75%	3.81%	9.06%
After Taxes on Distributions and Sales Mid-Cap Equity Index Fund Class	12.22%	3.81%	8.71%
S&P MidCap 400® Index	17.88%	5.15%	10.53%

N/A = Not applicable